Lease - Summary of Operating Lease Supplemental Cash Flow Information (Detail) - 12 months ended Dec. 31, 2019	USD ($)	CNY (¥)
Operating Lease Supplemental Cash Flow Information [Abstract]
Operating cash flows used in operating leases	$ 3,847,863	¥ 26,788,051
ROU assets obtained in exchange for new operating lease liabilities	$ 3,247,274	¥ 22,606,871